American Beacon International Equity Fund

Supplement dated March 7, 2025

to the Statement of Additional Information,

dated March 1, 2025, as previously amended or supplemented

I.	Effective immediately, on page 66 of the Statement of Additional Information, under the heading “Portfolio Managers,” the table relating to Lazard Asset Management LLC is deleted and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Lazard Asset Management LLC
Michael A. Bennett	9 ($10.6 bil)	11 ($3.7 bil)	118 ($20.4 bil)	1 ($5.1 bil)	None	3 ($0.3 bil)
Giles Edwards	5 ($6.4 bil)	7 ($0.9 bil)	88 ($11.9 bil)	1 ($5.1 bil)	None	3 ($0.3 bil)
Michael G. Fry	5 ($6.4 bil)	7 ($0.9 bil)	88 ($11.9 bil)	1 ($5.1 bil)	None	3 ($0.3 bil)
Michael S. Powers	8 ($6.6 bil)	7 ($0.9 bil)	88 ($11.9 bil)	1 ($5.1 bil)	None	3 ($0.3 bil)
Paul Selvey-Clinton	5 ($6.4 bil)	14 ($1.6 bil)	93 ($12.3 bil)	1 ($5.1 bil)	None	3 ($0.3 bil)

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